SHARE-BASED COMPENSATION - Restricted share activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	4 Months Ended	9 Months Ended
	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017
SHARE-BASED COMPENSATION
Settlement of liability-classified restricted shares award			¥ 2,913
Directors
SHARE-BASED COMPENSATION
Settlement of liability-classified restricted shares award (in shares)		396,800
Settlement of liability-classified restricted shares award		¥ 2,913
Restricted shares
Number of Shares
Unvested at January 1, 2017 (in shares)			12,910,080
Granted (in shares)			13,871,860
Vested (in shares)			(2,017,920)
Forfeited (in shares)			(186,800)
Unvested at September 30, 2017 (in shares)			24,577,220
Weighted average grant-date fair value per share
Unvested at January 1, 2017 (in RMB per share)			¥ 6.0
Granted (in RMB per share)			5.2
Vested (in RMB per share)			8.1
Forfeited (in RMB per share)			7.2
Unvested at September 30, 2017 (in RMB per share)			¥ 5.4
Restricted shares | Employees, officers and directors
Number of Shares
Granted (in shares)	13,475,060